Income Taxes - Schedule of Deferred Income Taxes Presented in Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Among current assets ("other receivables and prepaid expenses")	$ 128,689	$ 104,508
Long-term deferred income tax assets	4,905	5,489
Among short-term liabilities	(343)	(326)
Among long-term liabilities	(1,739)	(1,879)
Net deferred tax assets	$ 131,512	$ 107,792